UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of earliest event reported): October 26, 2022

Commission File Number of securitizer: 025-05909

Central Index Key Number of securitizer: 0001893755

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

ZH Depositor, LLC

(Exact name of issuing entity as specified in its charter)

Jennifer Rock
(206) 757-6855
Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
Pursuant to Rule 15Ga-1(c)(3), ZH Depositor, LLC, as securitizer, hereby provides notice of the termination of its duty to file reports under Rule 15Ga-1 for ZH Trust 2021-1 and ZH Trust 2021-2. Such duty shall be terminated immediately upon filing of this notice. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the securitizer was May 19, 2022.

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 26, 2022	ZH Depositor, LLC (Securitizer)

	By:	/s/ JENNIFER ROCK
	Name:	Jennifer Rock
	Title:	Chief Financial Officer and Treasurer